ACQUISITION OF BUSINESSES - Business Services, Ouro Verde and Others (Details) - Business services - USD ($) $ in Millions	Aug. 20, 2019	Jul. 08, 2019
Ouro Verde Locação e Seviços S.A.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		38.00%
Consideration transferred, acquisition-date fair value		$ 16
Proportion of voting rights held in subsidiary		100.00%
Terminal Storage Operator
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 12
Proportion of voting rights held in subsidiary	100.00%